12. FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Book value		$ 1,614		$ 1,947
Serie 6 CB [member]
Disclosure of detailed information about borrowings [line items]
Instrument name	[1],[2]	Serie 6 CB
Company name	[1],[2]	PAMPA
Currency	[1],[2]	$
Residual value	[1],[2]	$ 76
Interest	[1],[2]	Variable
Rate	[1],[2]	Badlar + 2.5%
Expiration	[1],[2]	Aug-21
Book value	[1],[2]	$ 77
T Series CB [member]
Disclosure of detailed information about borrowings [line items]
Instrument name		T Series CB	[1],[2]	T Series CB	[3]
Company name		PAMPA	[1],[2]	PAMPA	[3]
Currency		US$	[1],[2]	US$	[3]
Residual value		$ 389	[1],[2]	$ 487	[3]
Interest		Fixed	[1],[2]	Fixed	[3]
Rate		7.38%	[1],[2]	7.38%	[3]
Expiration		Jul-23	[1],[2]	Jul-23	[3]
Book value		$ 399	[1],[2]	$ 497	[3]
Class 1 CB [member]
Disclosure of detailed information about borrowings [line items]
Instrument name		Class 1 CB	[1],[2]	Class 1 CB	[3]
Company name		PAMPA	[1],[2]	PAMPA	[3]
Currency		US$	[1],[2]	US$	[3]
Residual value		$ 636	[1],[2]	$ 687	[3]
Interest		Fixed	[1],[2]	Fixed	[3]
Rate		7.50%	[1],[2]	7.50%	[3]
Expiration		Jan-27	[1],[2]	Jan-27	[3]
Book value		$ 647	[1],[2]	$ 698	[3]
Serie 3 CB [member]
Disclosure of detailed information about borrowings [line items]
Instrument name		Serie 3 CB	[2]	Serie 3 CB	[3]
Company name		PAMPA	[2]	PAMPA	[3]
Currency		US$	[2]	US$	[3]
Residual value		$ 293	[2]	$ 293	[3]
Interest		Fixed	[2]	Fixed	[3]
Rate		9.13%	[2]	9.13%	[3]
Expiration		Apr-29	[2]	Apr-29	[3]
Book value		$ 291	[2]	$ 291	[3]
2022 CB [member]
Disclosure of detailed information about borrowings [line items]
Instrument name	[3]			2022 CB
Company name	[3]			Edenor
Currency	[3]			US$
Residual value	[3]			$ 166
Interest	[3]			Fixed
Rate	[3]			9.75%
Expiration	[3]			2022
Book value	[3]			$ 139
Class E CB [member]
Disclosure of detailed information about borrowings [line items]
Instrument name	[3]			Class E CB
Company name	[3]			PAMPA
Currency	[3]			$
Residual value	[3]			$ 575
Interest	[3]			Fixed
Rate	[3]			Badlar
Expiration	[3]			Nov-20
Book value	[3]			$ 10
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Book value		$ 1,414	[2]	$ 1,635	[3]
Financial loans [member]
Disclosure of detailed information about borrowings [line items]
Company name	[4]	PAMPA
Currency	[4]	$
Residual value	[4]	$ 18
Interest	[4]	Fixed
Rate	[4]	33%
Expiration	[4]	Apr-21
Book value	[4]	$ 19
Financial loans [member]
Disclosure of detailed information about borrowings [line items]
Company name	[4]	PAMPA
Currency	[4]	$
Residual value	[4]	$ 57
Interest	[4]	Variable
Rate	[4]	Badlar + 7%
Expiration	[4]	may-21
Book value	[4]	$ 61
Financial loans [member]
Disclosure of detailed information about borrowings [line items]
Company name	[4]	PAMPA
Currency	[4]	US$
Residual value	[4]	$ 31
Interest	[4]	Variable
Rate	[4]	Libor + 4.21%
Expiration	[4]	May-24
Book value	[4]	$ 31
Financial loans [member]
Disclosure of detailed information about borrowings [line items]
Book value	[4]	$ 111
Financial loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Company name	[5]			PAMPA
Currency	[5]			US$
Residual value	[5]			$ 84
Interest	[5]			Fixed
Rate	[5]			Between 4.25% and 7.65%
Expiration	[5]			Jan-2020 to May-2020
Book value	[5]			$ 88
Financial loans 2 [member]
Disclosure of detailed information about borrowings [line items]
Company name	[5]			PAMPA
Currency	[5]			US$
Residual value	[5]			$ 39
Interest	[5]			Variable
Rate	[5]			4.21% + Libor
Expiration	[5]			May-2024
Book value	[5]			$ 39
Financial loans 3 [member]
Disclosure of detailed information about borrowings [line items]
Company name	[5]			PAMPA
Currency	[5]			$
Residual value	[5]			$ 7,775
Interest	[5]			Fixed
Rate	[5]			Between 40% and 44.14%
Expiration	[5]			Apr-2021 to Apr-2024
Book value	[5]			$ 146
Financial loans [member]
Disclosure of detailed information about borrowings [line items]
Book value	[5]			$ 273
Other financial operations [member]
Disclosure of detailed information about borrowings [line items]
Company name	[4]	PAMPA
Currency	[4]	US$
Residual value	[4]	$ 2
Interest	[4]	Variable
Rate	[4]	Libor
Expiration	[4]	Jul-21
Book value	[4]	$ 2
Other financial operations [member]
Disclosure of detailed information about borrowings [line items]
Company name	[4]	PAMPA
Currency	[4]	US$
Residual value	[4]	$ 50
Interest	[4]	Variable
Rate	[4]	Libor
Expiration	[4]	Aug-23
Book value	[4]	$ 50
Other financial operations [member]
Disclosure of detailed information about borrowings [line items]
Book value	[4]	$ 52
Bank overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Company name		PAMPA
Currency		$
Residual value		$ 36
Interest		Fixed
Rate		Between 30% and 34%
Expiration		Jan-21
Book value		$ 37
Related parties [member]
Disclosure of detailed information about borrowings [line items]
Company name				PAMPA
Currency				US$
Residual value				$ 13
Interest				Fixed
Rate				6.00%
Expiration				2020
Book value				$ 14
Financial loans [member]
Disclosure of detailed information about borrowings [line items]
Company name				Edenor
Currency				US$
Residual value				$ 1,885
Interest				Fixed
Rate				Libor + 4.27%
Expiration				Oct-20
Book value				$ 25

[1]	During the fiscal year ended December 31, 2020, the Company and its subsidiaries acquired Series T and Class 1 corporate bonds at their respective market values for a face value of US$ 148 million; therefore, the Company recorded profits for US$ 38 million, which are disclosed in the "Gain (Loss) on the repurchase of corporate bonds" line item under Other financial results. As of December 31, 2020, the Company, through its subsidiaries, held in its portfolio: Series T and Class I CBs for a face value of US$ 35 million and US$ 11 million, respectively.
[2]	In the months of July, October and November 2020, the Company paid at maturity Class 4, Class 5 and Series E CBs, the first two issued on April 30, 2020, for a face value of $ 1,238 million, $ 565 million and $ 575 million at a Badlar rate +3%, Badlar rate + 5% and Badlar rate + 0%, respectively.
[3]	During the fiscal year ended December 31, 2019, the Company acquired own corporate bonds at their respective market values for a face value of US$ 62 million; therefore, the Company recorded consolidated profits for US$ 25 million, which are disclosed in the "Gain (Loss) on the repurchase of corporate bonds" line item under Other financial results. As of the closing of fiscal year 2019, Pampa held in its portfolio: Series T Corporate Bonds for a face value of US$ 14 million, Series 1 Corporate Bonds for a face value of US$ 63 million and Series 3 Corporate Bonds for US$ 7 million, the latter issued on July 10, 2019.
[4]	On October 2, 2020, the Company was granted a credit facility for up to US$50 million at Libor rate plus 0.0%, which is secured by a Total Return Swap, the underlying asset of which is own CBs held in treasury by the Company for a total amount of US$185.9 million. Any disbursement requested by the Company under this agreement should be secured with term deposits held in BNP by the Company, and the owed principal may not exceed 95% of these funds. The cash flow generated by the assigned assets may be destined to: i) the extension of the above-mentioned credit facility; and/or ii) the cancellation of expenses, interest and/or disbursements. It is worth highlighting that BNP is not empowered to dispose of the Total Return Swap's underlying asset, and may only use it to a limited extent to guarantee certain transactions, but may under no circumstances lose its condition as asset holder. The Company may cancel the agreement at any time, in whole or in part, without incurring any penalty, with no other requirement than the giving of notice by a reliable means or automatically in case any of the events of default stipulated in the agreement is verified. Finally, at the transaction's maturity date, the counterparty should return to the Company the Total Return Swap's underlying asset and any associated cash flow. The Company has received disbursements in the amount of US$ 51.5 million under certain credit facilities with BNP.
[5]	During the fiscal year ended December 31, 2019, the Company canceled banking debt (including pre-export finance facilities) for US$ 420 million and $ 550 million, and took on new debt for US$ 25 million and $ 8,349 million.